Liability related to sales of future royalties and sales milestones, net - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Class of Warrant or Right [Line Items]
Proceeds from royalties and sale milestones	$ 45.9
Strategic Collaboration and Financing Agreement
Class of Warrant or Right [Line Items]
Interest rate	15.80%